Operating segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Asset	$ 155,198	$ 377,289
Revenue	25,536	2,367	$ 7,468
Net loss	(7,474,514)	(10,618,809)	(8,443,315)	$ (8,443,315)
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Asset	41,378	10,481
Revenue
Net loss	(331)	(2,585)	(36)
SINGAPORE
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Asset	68,232	154,458
Revenue	25,536	2,367	7,468
Net loss	(4,006,880)	(1,693,916)	(195,308)
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Asset	45,588	212,350
Revenue
Net loss	$ (3,467,303)	$ (8,922,308)	$ (8,247,971)